UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$2,862,960
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,575,514
		10,438,474
Alaska — 1.6%
Alaska Housing Finance Corp., RB:
General Housing, Series B, (NPFGC), 5.25%, 12/01/30	600	628,884
Series A, 4.13%, 12/01/37	810	821,656
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,616,692
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,272,564
		8,339,796
Arizona — 0.8%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,728,304
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	2,108,038
5.25%, 10/01/28	250	287,412
		4,123,754
California — 18.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 0.00%, 10/01/25 (a)	4,150	4,457,390
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.39%, 8/01/37	3,250	859,008
5.42%, 8/01/38	7,405	1,843,104
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,811,940
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	775	895,172
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 5/01/13	1,680	1,728,569
California Statewide Communities Development Authority, RB, 5.00%, 4/01/42	2,000	2,189,160
Carlsbad Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (a)	5,000	3,935,950

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, AMT:
Series A, (AMBAC), 5.50%, 3/01/32	$5,100	$5,456,949
Series A-1, 5.75%, 3/01/34	1,150	1,321,983
Coast Community College District California, GO, CAB, Election of 2002, Series C (AGM), 0.00%, 8/01/31 (a)	2,800	2,762,620
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	6,110	6,948,292
Grossmont Union High School District, GO, 4.69%, 8/01/31 (b)	5,000	2,072,250
Grossmont-Cuyamaca Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGC), 4.74%, 8/01/30 (b)	10,030	4,319,821
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (a)	4,125	2,965,297
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	868,052
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC) (c):
5.00%, 10/01/13	3,465	3,658,278
5.00%, 10/01/13	2,035	2,148,512
Orange County Sanitation District, COP:
(NPFGC), 5.00%, 8/01/13 (c)	2,750	2,880,295
Series B, (AGM), 5.00%, 2/01/30	3,500	3,920,875
Series B, (AGM), 5.00%, 2/01/31	1,200	1,344,852
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2007-1, 4.96%, 8/01/36 (b)	5,000	1,542,750
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (a)	10,000	8,074,800
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	3,000	3,292,980
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.02%, 7/01/38 (b)	2,200	608,498
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 4.64%, 7/01/31 (b)	1,725	724,759
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,102,194
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	3,094,787

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	$900	$1,018,296
5.00%, 8/01/38	760	849,855
State of California, GO:
5.50%, 4/01/28	5	5,320
Various Purpose, 5.50%, 3/01/40	2,000	2,295,900
Various Purpose, 5.00%, 4/01/42	1,500	1,641,870
State of California, GO, Refunding:
5.13%, 6/01/27	30	30,099
5.00%, 2/01/38	2,000	2,193,240
Various Purpose, 5.00%, 9/01/41	2,300	2,508,426
Various Purpose, 5.00%, 10/01/41	1,300	1,418,677
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	1,825	2,020,202
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 5.12%, 8/01/36 (b)	15,000	4,462,200
		95,273,222
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,500	1,519,530
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,148,787
		3,668,317
Florida — 9.0%
City of Jacksonville, Refunding RB, Series A, 5.00%, 10/01/30	380	435,039
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,765	5,174,790
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,457,267
5.38%, 10/01/32	1,700	1,871,751
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,985,047
County of Miami-Dade Florida, RB, Water and Sewer System (AGM), 5.00%, 10/01/39	4,000	4,461,920
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	8,200	8,606,228
Series A, 5.50%, 10/01/36	6,490	7,434,425

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	$1,395	$1,604,780
5.38%, 10/01/29	1,900	2,194,937
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,505,858
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,467,000
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,919,348
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	412,680
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	800,261
(AMBAC), 5.00%, 10/01/36	1,500	1,593,045
		45,924,376
Georgia — 1.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,431,074
City of Atlanta Georgia, Refunding GARB, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	5,000	5,293,200
		8,724,274
Illinois — 19.2%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	3,180	3,707,308
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,486,960
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	840	959,742
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/24	4,000	4,196,320
City of Chicago Illinois, GARB, AMT:
O’Hare International Airport, Third Lien, Series B-2, (AGM), 5.75%, 1/01/23	3,400	3,566,872
Third Lien, Series B-2, (Syncora), 6.00%, 1/01/29	3,300	3,494,370
City of Chicago Illinois, GO:
CAB, City Colleges, (NPFGC), 4.57%, 1/01/31 (b)	13,000	5,656,300

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO (concluded):
Harbor Facilities, Series C, 5.25%, 1/01/40	$750	$847,868
City of Chicago Illinois, Refunding GARB, AMT:
O’Hare International Airport, Third Lien, Series A, (NPFGC), 5.75%, 1/01/21	5,500	5,520,845
Third Lien, Series A, (NPFGC), 5.38%, 1/01/32	5,000	5,013,650
Third Lien, Series A-2, (AGM), 5.75%, 1/01/21	2,665	2,802,701
City of Chicago Illinois, Refunding RB, Waterworks Revenue, Second Lien, Series A (AMBAC), 5.00%, 11/01/36	1,500	1,616,940
City of Chicago Illinois O’Hare International Airport, RB, Third Lien, Series A, 5.75%, 1/01/39	5,500	6,483,070
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	440	492,725
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	425,535
County of Cook Illinois, GO, CAB, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,158,080
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	944,171
Illinois HDA, RB, Housing Bonds, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,785	2,818,448
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	26,525	28,975,114
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 4.53%, 6/15/30 (b)	15,000	6,736,050
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 5.12%, 6/15/44 (b)	4,625	923,242
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,047,339
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,185,440
		98,059,090
Indiana — 1.5%
Indiana Finance Authority, RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,400	1,620,360
Indiana Municipal Power Agency, RB:
Series A, (NPFGC), 5.00%, 1/01/37	1,150	1,235,583

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB (concluded):
Series B, 5.75%, 1/01/34	$550	$581,680
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,485,211
(AGC), 5.25%, 1/01/29	2,350	2,665,276
		7,588,110
Iowa — 3.6%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	8,743,735
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	2,360	2,647,566
5.70%, 12/01/27	2,360	2,649,572
5.80%, 12/01/29	1,595	1,787,740
5.85%, 12/01/30	2,150	2,404,925
		18,233,538
Louisiana — 1.1%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,131,722
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,000	1,062,030
Parish of St. Charles Louisiana, RB, Valero Energy Corp. Project, 4.00%, 12/01/40 (d)	2,110	2,232,190
		5,425,942
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.25%, 11/15/27	455	468,796
Massachusetts — 3.0%
Massachusetts HFA, RB, AMT:
Rental Mortgage, Series C, (AGM), 5.60%, 1/01/45	4,000	4,004,000
S/F Housing, Series 128, (AGM), 4.88%, 12/01/38	1,370	1,407,853
S/F, Series 124, 5.00%, 12/01/31	2,770	2,858,114
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,216,570
5.35%, 12/01/42	1,525	1,635,364
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	2,055,726
		15,177,627

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 8.7%
City of Detroit Michigan, Refunding RB:
Second Lien, Series E, (BHAC), 5.75%, 7/01/31	$8,300	$9,509,393
Series D, (NPFGC), 5.00%, 7/01/28	3,500	3,601,290
Series D, (NPFGC), 5.00%, 7/01/33	1,000	1,020,250
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	445	492,232
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	2,500	2,962,100
Michigan Higher Education Student Loan Authority, Refunding RB, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,142,932
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,382,844
Series I-A, 5.38%, 10/15/41	1,000	1,149,820
Series II-A, (AGM), 5.25%, 10/15/36	4,270	4,893,335
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,375	1,490,321
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	1,700	1,728,033
Series C, 5.45%, 12/15/32	5,800	5,824,708
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,527,584
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,742,218
		44,467,060
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,236,085
Mississippi — 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities, Expansion & Renovation Project, Series A, 5.00%, 6/01/41	1,000	1,127,390
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,061,130
Nevada — 3.0%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,900	3,121,560

Municipal Bonds	Par (000)	Value
Nevada (concluded)
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$1,150	$1,354,723
County of Clark Nevada, ARB, Subordinate Lien, Series A-2 (NPFGC):
5.00%, 7/01/30	1,000	1,053,020
5.00%, 7/01/36	9,350	9,898,284
		15,427,587
New Jersey — 4.8%
New Jersey EDA, RB:
Cigarette Tax, (Radian), 5.50%, 6/15/14 (c)	1,285	1,408,232
Motor Vehicle Surcharge, Series A, (NPFGC), 5.25%, 7/01/31	12,375	13,247,190
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	922,496
5.75%, 12/01/27	375	433,965
5.75%, 12/01/28	400	459,768
5.88%, 12/01/33	1,980	2,227,262
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36	2,585	2,978,463
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,586,620
		24,263,996
New York — 2.5%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,172,070
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	3,350	3,529,862
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,417,340
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/37	2,815	3,187,396
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, Series 172, AMT, 4.50%, 4/01/37	2,270	2,439,274
		12,745,942
Ohio — 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	1,000	1,090,990
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	905,967
Kent State University, ERB, General Receipts, Series A, 5.00%, 5/01/37	570	645,115
		2,642,072

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 1.6%
Pennsylvania HFA, Refunding RB, S/F, Series 99A, AMT, 5.25%, 10/01/32	$350	$354,396
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	775	952,979
5.50%, 12/01/41	6,000	7,026,120
		8,333,495
Puerto Rico — 4.1%
Puerto Rico Electric Power Authority, RB, Series A, 5.00%, 7/01/42	1,000	1,029,120
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	4,700	5,567,761
6.00%, 8/01/42	5,000	5,654,150
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A, (NPFGC), 5.55%, 8/01/41 (b)	28,000	5,722,080
First Sub-Series C, 6.00%, 8/01/39	1,050	1,204,171
First Sub-Series C, 5.50%, 8/01/40	1,630	1,764,671
		20,941,953
South Carolina — 0.6%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	386,966
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,790,175
		3,177,141
Tennessee — 0.8%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B, 5.25%, 11/01/30	3,520	4,177,325
Texas — 9.3%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,259,630
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,475,148
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,776,475
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	520	521,981

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC) (concluded):
5.88%, 11/01/18	$610	$612,324
5.88%, 11/01/19	680	682,489
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,570,832
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,620,459
North Texas Tollway Authority, Refunding RB:
Series A, 6.00%, 1/01/28	3,380	3,991,543
System, (NPFGC), 5.75%, 1/01/40	12,300	13,770,219
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	7,260,048
5.00%, 8/15/42	5,045	5,046,312
		47,587,460
Utah — 3.2%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (e)	15,000	16,299,300
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	60	63,854
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,278,160
Washington Health Care Facilities Authority, RB:
Multicare Health System, Series A, 5.00%, 8/15/44	1,315	1,427,353
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,656,211
Providence Health & Services, Series A, 5.25%, 10/01/39	850	943,194
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,155	1,288,472
		7,593,390
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,850	2,050,929
Total Municipal Bonds – 105.0%		536,641,425

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona — 2.3%
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	$8,000	$8,697,920
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,750	3,056,433
		11,754,353
California — 4.8%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,947,870
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	6,120	6,899,321
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,639	3,213,425
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	596,387
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	5,170	5,740,975
		24,397,978
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,220	1,394,136
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,649,833
Metropolitan Washington Airports Authority, Refunding ARB, AMT, 5.00%, 10/01/30	3,400	3,905,138
		5,554,971
Florida — 13.4%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32	2,700	2,921,616
5.00%, 10/01/37	6,000	6,483,600
County of Miami-Dade Florida, RB:
Transit System Sales, Surtax Revenue, 5.00%, 7/01/42	2,390	2,681,747
Water & Sewer System, (AGM), 5.00%, 10/01/39	8,728	9,736,063
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,044,848

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Florida (concluded)
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	$2,399	$2,757,876
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,403,789
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,975,464
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	12,874,986
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,545	4,101,324
(NPFGC), 5.00%, 8/01/30	2,000	2,204,440
(NPFGC), 5.00%, 8/01/31	5,000	5,393,850
		68,579,603
Georgia — 1.1%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM), 5.25%, 10/01/34	5,000	5,394,450
Hawaii — 1.3%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (c)	6,000	6,537,300
Illinois — 6.1%
City of Chicago Illinois, RB, Motor Fuel Tax, Series A (AGC), 5.00%, 1/01/38	4,000	4,253,000
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.00%, 1/01/41	1,140	1,281,006
Waterworks, Second Lien, (AGM), 5.25%, 11/01/33	14,429	16,187,180
Illinois State Toll Highway Authority, Refunding RB, Series B, 5.50%, 1/01/33	2,000	2,216,213
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 6/15/42	360	400,241
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	6,198	7,041,675
		31,379,315
Massachusetts — 3.6%
Massachusetts School Building Authority, RB, Sale Tax, Series A (AGM), 5.00%, 8/15/30	16,500	18,260,622
Michigan — 1.7%
Michigan Finance Authority, Refunding RB, Refunding Trinity Health, 5.00%, 12/01/39	8,100	8,971,479
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	5,007	5,855,968

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Nevada (concluded)
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	$2,429	$3,057,909
		8,913,877
New York — 6.5%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,350,336
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	4,230,563
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,867,395
New York State Thruway Authority, Refunding RB, Series G (AGM), 5.00%, 1/01/32	10,000	11,043,400
Port Authority of New York & New Jersey, RB, Series 169, 5.00%, 10/15/34	10,830	12,180,176
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,733,895
		33,405,765
North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,259	2,354,210
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	886,205
South Carolina — 1.1%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,593,294
South Dakota — 0.7%
South Dakota HDA, Refunding RB, Homeownership Mortgage, Series K, 5.05%, 5/01/36	3,574	3,651,026
Texas — 2.9%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	7,133,071
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,440,840
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	2,000	2,275,960
		14,849,871

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$450	$513,817
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,855,722
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,000	2,218,960
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 50.4%		257,466,954
Total Long-Term Investments (Cost – $717,865,771) – 155.4%		794,108,379

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01%, 8/01/12 (g)(h)	8,153,239	8,153,239
Total Short-Term Securities (Cost – $8,153,239) – 1.6%		8,153,239
Total Investments (Cost - $726,019,010*) – 157.0%		802,261,618
Other Assets Less Liabilities – 0.9%		4,473,626
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.3)%		(119,079,504)
VRDP Shares, at Liquidation Value – (34.6)%		(176,600,000)
Net Assets Applicable to Common Shares– 100.0%		$511,055,740

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$607,429,404
Gross unrealized appreciation	$76,714,453
Gross unrealized depreciation	(889,878)
Net unrealized appreciation	$75,824,575

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	13,586,175	(5,432,936)	8,153,239	$713

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
Radian	Radian Financial Guaranty
S/F	Single-Family
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1].	—	$794,108,379	—	$794,108,379
Short-Term Securities	$8,153,239	—	—	8,153,239
Total	$8,153,239	$794,108,379	—	$802,261,618

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(119,007,639)	—	$(119,007,639)
VRDP shares	—	(176,600,000)	—	(176,600,000)
Total	—	$(295,607,639)	—	$(295,607,639)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2012